Annual Fund Operating Expenses - Invesco Main Street Mid Cap Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.11%
Class C
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.87%
Class R
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.37%
Class Y
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.87%
Class R5
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.72%
Class R6
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.69%